Statements of Consolidated and Combined Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 38,285	$ 136,326	$ 1,649
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, depletion, and amortization	49,390	41,748	29,697
Impairment of proved oil and natural gas properties	0	15,141	11,800
Unrealized loss (gain) on derivatives	23,810	(36,773)	(252)
Premiums paid for derivatives		(7,117)
Premiums received for derivatives		2,520
Deferred income tax expense (benefit)		(36)	216
Amortization of loan origination costs	1,426	1,077	981
Amortization of investment premium	194	606	907
Accretion of asset retirement obligations	3,755	3,549	2,924
Amortization of equity awards	1,423
(Gain) on sale of properties	(426)	(63,024)	(1)
Exploration costs	36	56	39
Changes in operating assets and liabilities:
Accounts receivable	(3,164)	(17,551)	(16,865)
Prepaid expenses and other assets	(896)	(1,374)	(622)
Payables and accrued liabilities	4,067	17,287	14,256
Net cash provided by operating activities	117,900	92,435	44,729
Cash flows from investing activities:
Acquisition of oil and natural gas properties	(126,884)	(318,714)	(119,511)
Additions to oil and gas properties	(51,313)	(52,171)	(21,768)
Additions to restricted investments	(4,599)	(5,261)	(3,368)
Additions to other property and equipment	(927)	(555)	(523)
Proceeds from the sale of oil and gas properties	500	3,197	1,400
Net cash used in investing activities	(183,223)	(373,504)	(143,770)
Cash flows from financing activities:
Advances on revolving credit facility	301,000	371,318	115,106
Payments on revolving credit facility	(95,600)	(231,846)	(61,600)
Proceeds from borrowings of long-term debt			182
Repayment of borrowings of long-term debt			(44)
Loan origination fees	(1,407)	(5,278)	(1,632)
Predecessor capital contributions		48,885	44,130
Capital contributions from previous owners		86,570	17,817
Noncontrolling interest capital contributions			1,206
Proceeds from general partner contribution	206	419
Proceeds from the issuance of common units	202,572	181,659
Costs incurred in conjunction with issuance of common units	(8,268)	(24,540)
Distributions to partners	(34,436)
Distribution to Memorial Resource (see Note 1)	(45,489)	(73,557)
Distribution to Rise (see Note 1)	(242,174)
Transfer of operating subsidiary to Memorial Resource (see Note 13)	(3,751)
Distributions made by previous owners	(8,964)	(64,996)	(4,385)
Cash retained by predecessor		(14,977)
Net cash provided by financing activities	63,689	273,657	110,780
Net change in cash and cash equivalents	(1,634)	(7,412)	11,739
Cash and cash equivalents, beginning of year	9,624	17,036	5,297
Cash and cash equivalents, end of year	7,990	9,624	17,036
Supplemental cash flows:
Cash paid for interest	9,437	7,598	4,309
Cash paid for taxes	22	40
Noncash investing and financing activities:
Additions to oil and gas properties - change in capital accruals	(4,184)	8,926
Environmental remediation liability - net (see Note 14)		968	1,450
Fair value of assets acquired in excess of cash paid and net book value of properties transferred		68,945
Assumptions of asset retirement obligations related to properties acquired	482	4,853	6,371
Accrued equity offering costs	170
Distributions to partners	$ 48